Fair Value Measurements, Derivative Instruments and Hedging Activities - Estimated Fair Values of Derivative Financial Instruments and Location on Consolidated Balance Sheets (Details 1) - USD ($)
$ in Millions
	Nov. 30, 2016	Nov. 30, 2015
Derivatives, Fair Value [Line Items]
Derivative liability	$ 434	$ 625
Net investment hedges
Derivatives, Fair Value [Line Items]
Total foreign currency forwards designated as hedges of net investments in foreign operations for euro-denominated functional currency	456	43
Interest rate swaps – cash flow hedges | Cash Flow Hedging
Derivatives, Fair Value [Line Items]
Amount of interest rate swap agreements change, of EURIBOR-based floating rate debt to fixed rate debt, for euro interest rate swaps designated as cash flow hedges	500	568
Interest rate swaps – cash flow hedges | Fair Value Hedging
Derivatives, Fair Value [Line Items]
Amount of interest rate swap agreements change, of fixed rate debt to U.S. dollar LIBOR-based floating rate debt, for U.S. dollar interest rate swaps designated as fair value hedges		500
Designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liability	92	64
Currency Swap | Designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liability	$ 291	$ 387